Loss Per Share	12 Months Ended
Jun. 30, 2024
Loss Per Share [Abstract]
Loss per share

Note 39. Loss per share

	Consolidated
	30 June 2024	30 June 2023
	$	$

Loss after income tax attributable to the owners of Gelteq Limited	(3,546,195)	(3,506,220)

	Number	Number

Weighted average number of ordinary shares used in calculating basic earnings per share	8,118,075	7,940,026
Weighted average number of ordinary shares used in calculating diluted earnings per share*	8,118,075	7,940,026

	$	$

Basic loss per share	(0.44)	(0.44)
Diluted loss per share	(0.44)	(0.44)

*	There are no items to be disclosed under diluted EPS. Refer to comments below for transactions that may effect the diluted earnings per share in future periods.

Share capital subscribed and to be issued is included within earnings per share calculations per IAS 33. Shares are usually included in the weighted average number of shares from the date consideration is receivable (which is generally the date of their issue). Therefore ordinary shares issued in exchange for cash are included when cash is receivable and ordinary shares issued for the rendering of services to the entity are included as the services are rendered.

On 26 September 2022, the Company issued 746,268 fully paid Ordinary Shares at an issue price of USD$1.34 (AUD$1.92) totaling USD$1,000,000 (AUD$1,431,162) to professional, sophisticated, and other exempt Australian investors who participated in the Pre IPO-Raise. The transaction incurred capital raising costs of AUD$121,844 resulting in a net increase in share capital of AUD$1,309,318.

Refer to Note 26 for further information.

On March 24, 2022, the Company entered into a consulting contract with a counterparty pursuant to which the counterparty will advise in connection with the initial public offering in return for a monthly retainer of a fixed dollar amount with additional fixed cash payments to be made upon the satisfaction of certain conditions and 143,360 fully paid Ordinary Shares that have not been issued as of the date of these condensed consolidated financial statements. Given milestones were missed, the agreement has since been terminated on 4 October 2022, and only 20,000 Ordinary Shares will be provided upon a public listing, which are yet to be issued at the date of these condensed consolidated financial statements. On June 6 2023, an agreement was reached extending the date until 31 October, 2023, by which the consultant is entitled to payment, subject to the successful public listing of the Company. On October 6, 2023, a new agreement was entered into on the same terms and conditions, extending the date until December 31, 2023.

The directors received Board approval on May 5, 2023 to issue up to AUD$1,000,000 in convertible notes with a maturity date of December 31, 2025, to ensure the company can continue to operate as a going concern. At the date of signing the accounts, AUD$1,004,889 (AUD$410,000 plus USD$400,000 calculated at the daily exchange rate when each amount was received)) has been received from the convertible note issue and the issue has been closed. Under the terms and conditions of the convertible note issue, the conversion of the convertible notes is up to the convertible note holder (not compulsory) and as a result, the impact on the Company’s future earnings per share is not known.